Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) claim	Dec. 31, 2021 USD ($) claim
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 25,587	$ 20,956
Social security tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	3,849	3,415
Taxes
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 12,008	$ 9,531
Taxes | MCSA
Disclosure of contingent liabilities [line items]
Number of claims | claim	120	122
Labour
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 2,089	$ 1,219
Mining and other
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 7,641	$ 6,791
Mining and other | MCSA
Disclosure of contingent liabilities [line items]
Number of claims | claim	5	5